Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities and provisions
Schedule of provision

	2021	2022
	EUR k	EUR k
Contract termination provisions	—	61,320
Provisions (non-current)	—	61,320
Provision for onerous contracts	40,455	1,922
Contract termination provisions	81,587	—
Provisions (current)	122,042	1,922
Total Provisions (current & non-current)	122,042	63,242

Schedule of movements in provisions

EUR k

As of January 1, 2022	122,042
additions	16,460
used (amounts charged against the provision)	(31,606)
unused amounts reversed	(71,694)
reclassified from accounts payable	28,040
As of December 31, 2022	63,242
Current	1,922
Non-current	61,320

Schedule of Other liabilities and provisions

	2021	2022
	EUR k	EUR k
Other (e.g. license liabilities, Deferred Tax Liability)	264	19
Other liabilities (non-current)	264	19
Personnel accrued liabilities (e.g. bonus, vacation)	7,210	7,778
Grants from government agencies and similar bodies	3,167	2,021
Outstanding invoices	35,242	28,146
Professional fees	1,183	1,344
VAT and other taxes (real estate transfer taxes)	924	924
Other	305	278
Other liabilities (current)	48,031	40,491
Total other liabilities (current & non-current)	48,295	40,510